Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Banking Portfolio
May 31, 2022
BAN-NPRT1-0722
1.802155.118
Common Stocks - 99.7%
	Shares	Value ($)
Banks - 84.6%
Diversified Banks - 24.5%
Bank of America Corp.	863,376	32,117,587
Citigroup, Inc.	500,500	26,731,705
Piraeus Financial Holdings SA (a)	330,200	418,294
U.S. Bancorp	652,000	34,601,640
Wells Fargo & Co.	821,992	37,622,575
		131,491,801
Regional Banks - 60.1%
1st Source Corp.	136,481	6,417,337
American National Bankshares, Inc.	161,086	5,736,272
Associated Banc-Corp.	589,600	12,204,720
Bank OZK (b)	195,000	8,086,650
BankUnited, Inc.	115,769	4,822,937
BOK Financial Corp. (b)	122,800	10,581,676
Cadence Bank	402,139	10,749,175
Camden National Corp.	9,532	421,886
Comerica, Inc.	153,200	12,747,772
Community Trust Bancorp, Inc. (b)	153,876	6,470,486
ConnectOne Bancorp, Inc.	136,900	3,772,964
East West Bancorp, Inc.	207,100	15,230,134
Eastern Bankshares, Inc.	145,900	2,840,673
First Citizens Bancshares, Inc. (b)	19,100	13,377,640
First Interstate Bancsystem, Inc.	381,134	14,509,771
Heartland Financial U.S.A., Inc.	247,600	10,951,348
Huntington Bancshares, Inc.	1,543,200	21,419,616
Independent Bank Group, Inc.	112,200	8,199,576
M&T Bank Corp.	203,260	36,580,702
Old National Bancorp, Indiana (b)	245,054	3,896,359
PacWest Bancorp	326,236	10,302,533
PNC Financial Services Group, Inc.	45,000	7,893,450
Popular, Inc.	161,800	13,220,678
Preferred Bank, Los Angeles	125,495	8,597,662
Sierra Bancorp	161,200	3,489,980
Signature Bank	36,690	7,934,946
Trico Bancshares	98,387	4,460,867
Truist Financial Corp.	524,300	26,078,682
UMB Financial Corp.	60,666	5,602,505
Univest Corp. of Pennsylvania	254,400	6,741,600
Wintrust Financial Corp.	118,000	10,312,020
Zions Bancorp NA	142,250	8,113,940
		321,766,557
TOTAL BANKS		453,258,358
Capital Markets - 3.8%
Asset Management & Custody Banks - 3.8%
Bank of New York Mellon Corp.	186,400	8,688,104
State Street Corp.	162,300	11,765,127
		20,453,231
Consumer Finance - 2.1%
Consumer Finance - 2.1%
Capital One Financial Corp.	59,400	7,594,884
OneMain Holdings, Inc.	83,000	3,656,980
		11,251,864
Diversified Financial Services - 0.0%
Other Diversified Financial Services - 0.0%
Phoenix Vega Mezz PLC (a)	330,200	20,241
Thrifts & Mortgage Finance - 9.2%
Thrifts & Mortgage Finance - 9.2%
Essent Group Ltd.	311,729	13,338,884
MGIC Investment Corp.	831,400	11,581,402
NMI Holdings, Inc. (a)	550,302	10,241,120
Radian Group, Inc.	326,736	7,028,091
Southern Missouri Bancorp, Inc.	26,700	1,246,356
Walker & Dunlop, Inc.	54,800	5,825,788
		49,261,641
TOTAL COMMON STOCKS (Cost $439,876,467)		534,245,335

Money Market Funds - 6.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (c)	11,188	11,190
Fidelity Securities Lending Cash Central Fund 0.82% (c)(d)	33,065,243	33,068,550
TOTAL MONEY MARKET FUNDS (Cost $33,079,740)		33,079,740

TOTAL INVESTMENT IN SECURITIES - 105.9% (Cost $472,956,207)	567,325,075
NET OTHER ASSETS (LIABILITIES) - (5.9)%	(31,383,198)
NET ASSETS - 100.0%	535,941,877

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	70,784	34,673,145	34,732,739	843	-	-	11,190	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	39,878,125	119,559,262	126,368,837	6,237	-	-	33,068,550	0.1%
Total	39,948,909	154,232,407	161,101,576	7,080	-	-	33,079,740

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.